Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2018
Income Taxes Paid, Net [Abstract]
Percentage of Pretax Income (Loss)		5.00%
Net operating loss carryforward	$ 15,923,000		$ 15,923
Percentage of deferred tax asset, valuation allowance	100.00%
Net operating loss carry forwards to reduce the asset	$ 1,130,515